Initial Public Offering	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Initial Public Offering [Abstract]
Initial Public Offering
Note 4—Initial Public Offering
On September 21, 2020, the Company consummated its Initial Public Offering of 25,000,000 Units, including 2,500,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $250.0 million, and incurring offering costs of approximately $14.5 million, inclusive of approximately $8.8 million in deferred underwriting commissions.
Each Unit consisted of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8).

Note 3—Initial Public Offering
On September 21, 2020, the Company consummated its Initial Public Offering of 25,000,000 Units, including 2,500,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $250.0 million, and incurring offering costs of approximately $14.5 million, inclusive of approximately $8.8 million in deferred underwriting commissions.
Each Unit consisted of one Class A ordinary share, and
one-fourth
of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).